SoFi Select 500 ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	1,939	$156,342
The Trade Desk, Inc. - Class A(a)(b)	8,304	585,099
		741,441

Aerospace & Defense - 1.3%
General Dynamics Corp.	2,864	707,322
Howmet Aerospace, Inc.	5,800	305,080
L3Harris Technologies, Inc.	1,961	374,178
Lockheed Martin Corp.	2,496	1,117,634
Northrop Grumman Corp.	1,404	667,125
RTX Corp.(b)	17,818	1,451,811
The Boeing Co.(a)	7,631	1,767,568
TransDigm Group, Inc.	715	688,452
		7,079,170

Agriculture - 0.6%
Altria Group, Inc.	23,479	987,057
Archer-Daniels-Midland Co.	8,027	591,831
Bunge Global SA	1,690	185,680
Philip Morris International, Inc.	15,691	1,464,912
		3,229,480

Airlines - 0.4%
Delta Air Lines, Inc.	27,137	1,002,169
Southwest Airlines Co.	15,112	386,414
United Airlines Holdings, Inc.(a)	13,023	513,106
		1,901,689

Apparel - 0.2%
Nike, Inc. - Class B	12,065	1,330,408

Auto Manufacturers - 4.2%
Cummins, Inc.(b)	1,764	395,418
Ford Motor Co.	76,360	783,454
General Motors Co.	18,381	580,840
PACCAR, Inc.	7,895	724,919
Stellantis NV(b)	46,085	998,201
Tesla, Inc.(a)	81,713	19,617,656
		23,100,488

Banks - 3.6%
Bank of America Corp.	102,901	3,137,451
Citigroup, Inc.	26,093	1,202,887
Citizens Financial Group, Inc.	8,224	224,268
Fifth Third Bancorp	9,228	267,151
Huntington Bancshares, Inc.	29,779	335,312
JPMorgan Chase & Co.	38,874	6,067,455
KeyCorp	11,926	147,763
M&T Bank Corp.	3,460	443,468
Morgan Stanley	17,387	1,379,485
Northern Trust Corp.(b)	2,969	235,293
Regions Financial Corp.	12,008	200,293
State Street Corp.	4,141	301,548
The Bank of New York Mellon Corp.	11,787	569,548
The Goldman Sachs Group, Inc.	3,112	1,062,872
The PNC Financial Services Group, Inc.	5,170	692,573
Truist Financial Corp.	17,522	563,157
U.S. Bancorp	24,536	935,312
Wells Fargo & Co.	44,428	1,981,045
		19,746,881

Beverages - 1.5%
Brown-Forman Corp. - Class B(b)	3,320	195,017
Constellation Brands, Inc. - Class A	8,188	1,969,132
Keurig Dr Pepper, Inc.	16,942	534,859
Monster Beverage Corp.(a)	10,566	582,715
PepsiCo, Inc.	14,462	2,433,810
The Coca-Cola Co.	47,163	2,756,205
		8,471,738

Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc.(a)	1,581	266,003
Amgen, Inc.	5,783	1,559,329
Biogen, Inc.(a)	1,232	288,387
BioMarin Pharmaceutical, Inc.(a)	4,706	428,622
Bio-Rad Laboratories, Inc. - Class A(a)	185	56,410
Corteva, Inc.	8,304	375,341
Gilead Sciences, Inc.	13,092	1,002,847
Illumina, Inc.(a)	1,175	119,791
Incyte Corp.(a)	3,092	168,019
Moderna, Inc.(a)	3,552	275,990
Regeneron Pharmaceuticals, Inc.(a)	730	601,381
Royalty Pharma PLC - Class A	12,729	344,574
Seagen, Inc.(a)	2,689	573,322
Vertex Pharmaceuticals, Inc.(a)	3,020	1,071,527
		7,131,543

Building Materials - 0.4%
Carrier Global Corp.	9,599	498,765
Johnson Controls International PLC	7,572	399,802
Martin Marietta Materials, Inc.	700	325,213
Masco Corp.	2,453	148,529
Trane Technologies PLC	2,621	590,799
Vulcan Materials Co.	1,956	417,723
		2,380,831

Chemicals - 1.4%
Air Products and Chemicals, Inc.	2,675	723,721
Albemarle Corp.(b)	6,716	814,449
Celanese Corp.(b)	1,207	167,363
CF Industries Holdings, Inc.	6,190	465,179
Dow, Inc.	6,543	338,600
DuPont de Nemours, Inc.(b)	3,705	265,056
Eastman Chemical Co.	1,146	96,069
Ecolab, Inc.	2,992	573,656
FMC Corp.	1,587	85,158
International Flavors & Fragrances, Inc.	1,894	142,770
Linde PLC	5,597	2,315,871
LyondellBasell Industries NV - Class A	3,344	318,014
PPG Industries, Inc.	2,401	340,918
The Mosaic Co.	8,148	292,432
The Sherwin-Williams Co.	2,850	794,580
Westlake Corp.(b)	1,936	248,563
		7,982,399

Commercial Services - 1.7%
Automatic Data Processing, Inc.	4,546	1,045,217
Block, Inc.(a)(b)	4,489	284,737
Booz Allen Hamilton Holding Corp.	1,518	189,947
Cintas Corp.	1,123	621,300
CoStar Group, Inc.(a)	4,283	355,660
Equifax, Inc.	1,134	246,883
FleetCor Technologies, Inc.(a)	986	237,133
Gartner, Inc.(a)	893	388,312
Global Payments, Inc.	8,220	957,137
MarketAxess Holdings, Inc.	395	94,847
Moody's Corp.	1,415	516,418
PayPal Holdings, Inc.(a)	13,144	757,226
Quanta Services, Inc.	2,289	431,042
Rollins, Inc.	5,050	205,737
S&P Global, Inc.	5,255	2,185,188
TransUnion	3,113	182,795
United Rentals, Inc.(b)	1,062	505,533
Verisk Analytics, Inc.	1,154	278,610
		9,483,722

Computers - 6.9%
Accenture PLC - Class A	7,994	2,663,121
Apple, Inc.	147,223	27,965,010
Cognizant Technology Solutions Corp. - Class A	5,117	360,134
Crowdstrike Holdings, Inc. - Class A(a)	7,687	1,821,742
Dell Technologies, Inc. - Class C	2,294	174,046
EPAM Systems, Inc.(a)	922	238,051
Fortinet, Inc.(a)	14,851	780,569
Hewlett Packard Enterprise Co.	16,089	272,065
HP, Inc.	7,713	226,299
International Business Machines Corp.	15,869	2,516,189
Leidos Holdings, Inc.	1,514	162,482
NetApp, Inc.	2,276	208,004
Seagate Technology Holdings PLC	1,590	125,769
Western Digital Corp.(a)(b)	2,814	135,944
Zscaler, Inc.(a)	4,295	848,391
		38,497,816

Cosmetics & Personal Care - 0.8%
Colgate-Palmolive Co.	7,556	595,186
The Estee Lauder Company, Inc. - Class A	2,393	305,562
The Procter & Gamble Co.	21,850	3,354,412
		4,255,160

Distribution & Wholesale - 0.3%
Copart, Inc.(a)	11,060	555,434
Fastenal Co.	6,773	406,177
LKQ Corp.	2,314	103,042
W.W. Grainger, Inc.	639	502,375
		1,567,028

Diversified Financial Services - 3.7%
American Express Co.	11,103	1,896,059
Ameriprise Financial, Inc.	1,698	600,260
Apollo Global Management, Inc.	14,617	1,344,764
BlackRock, Inc.	1,256	943,545
Capital One Financial Corp.	4,526	505,373
Cboe Global Markets, Inc.	1,503	273,832
CME Group, Inc.	3,908	853,351
Coinbase Global, Inc. - Class A(a)(b)	1,467	182,964
Discover Financial Services	3,164	294,252
Franklin Resources, Inc.	4,283	106,218
Intercontinental Exchange, Inc.	4,881	555,653
LPL Financial Holdings, Inc.(b)	1,208	268,538
Mastercard, Inc. - Class A	11,714	4,847,605
Nasdaq, Inc.	5,224	291,708
Raymond James Financial, Inc.(b)	3,005	315,976
Synchrony Financial	5,036	162,965
T. Rowe Price Group, Inc.(b)	1,720	172,224
The Charles Schwab Corp.	24,786	1,519,878
Visa, Inc. - Class A(b)	21,499	5,518,363
		20,653,528

Electric - 2.5%
Alliant Energy Corp.(b)	2,881	145,692
Ameren Corp.	3,575	277,384
American Electric Power Co., Inc.	6,211	494,085
Avangrid, Inc.(b)	4,501	138,946
CenterPoint Energy, Inc.(b)	7,646	216,152
CMS Energy Corp.	3,568	202,520
Consolidated Edison, Inc.	4,238	381,886
Constellation Energy Corp.	11,869	1,436,624
Dominion Energy, Inc.	14,410	653,349
DTE Energy Co.	3,227	335,963
Duke Energy Corp.	9,090	838,825
Edison International	5,688	381,039
Entergy Corp.	2,683	272,083
Evergy, Inc.	2,260	115,350
Eversource Energy	5,022	298,357
Exelon Corp.	7,664	295,141
FirstEnergy Corp.(b)	8,985	331,906
NextEra Energy, Inc.	32,028	1,873,959
PG&E Corp.	62,126	1,066,703
PPL Corp.(b)	29,718	776,234
Public Service Enterprise Group, Inc.	12,802	799,229
Sempra(b)	9,630	701,738
The AES Corp.(b)	13,382	230,304
The Southern Co.	16,719	1,186,715
WEC Energy Group, Inc.(b)	3,759	314,328
Xcel Energy, Inc.	6,524	396,920
		14,161,432

Electrical Components & Equipment - 0.3%
AMETEK, Inc.	2,400	372,552
Eaton Corp. PLC	4,062	924,877
Emerson Electric Co.	5,285	469,837
		1,767,266

Electronics - 0.5%
Amphenol Corp. - Class A	7,266	661,133
Fortive Corp.	4,500	310,410
Garmin Ltd.	1,677	204,996
Honeywell International, Inc.	6,501	1,273,676
Keysight Technologies, Inc.(a)	2,133	289,853
Mettler-Toledo International, Inc.(a)	233	254,420
		2,994,488

Energy - Alternate Sources - 0.2%
Enphase Energy, Inc.(a)(b)	5,971	603,190
First Solar, Inc.(a)	3,328	525,092
		1,128,282

Engineering & Construction - 0.0%(c)
Jacobs Solutions, Inc.	1,867	237,445

Entertainment - 0.2%
Live Nation Entertainment, Inc.(a)(b)	7,595	639,651
ROBLOX Corp. - Class A(a)	6,198	243,643
		883,294

Environmental Control - 0.3%
Republic Services, Inc.	3,775	610,946
Veralto Corp.(a)	2,592	200,232
Waste Management, Inc.(b)	4,451	761,076
		1,572,254

Food - 0.8%
Campbell Soup Co.	3,120	125,362
Conagra Brands, Inc.	5,035	142,440
General Mills, Inc.	5,799	369,164
Hormel Foods Corp.	5,204	159,190
Kellanova(b)	3,278	172,226
Lamb Weston Holdings, Inc.	2,426	242,673
McCormick & Co., Inc.	2,214	143,534
Mondelez International, Inc. - Class A	13,140	933,727
Sysco Corp.	8,285	597,928
The Hershey Co.	1,653	310,632
The J.M. Smucker Co.	1,116	122,459
The Kraft Heinz Co.(b)	16,114	565,763
The Kroger Co.	8,100	358,587
Tyson Foods, Inc. - Class A(b)	2,659	124,548
WK Kellogg Co.	819	9,173
		4,377,406

Forest Products & Paper - 0.0%(c)
International Paper Co.	4,321	159,618

Gas - 0.0%(c)
Atmos Energy Corp.(b)	2,339	266,202

Hand & Machine Tools - 0.0%(c)
Snap-on, Inc.	472	129,654
Stanley Black & Decker, Inc.(b)	1,469	133,532
		263,186

Healthcare - Products - 2.7%
Abbott Laboratories	16,314	1,701,387
Agilent Technologies, Inc.	3,247	414,967
Align Technology, Inc.(a)	746	159,495
Baxter International, Inc.(b)	4,066	146,701
Boston Scientific Corp.(a)	22,502	1,257,637
Danaher Corp.	7,822	1,746,731
Edwards Lifesciences Corp.(a)(b)	5,718	387,166
Exact Sciences Corp.(a)	2,352	150,528
GE HealthCare Technologies, Inc.(b)	4,441	304,031
Hologic, Inc.(a)	1,701	121,281
IDEXX Laboratories, Inc.(a)	819	381,507
Insulet Corp.(a)(b)	2,388	451,547
Intuitive Surgical, Inc.(a)	3,654	1,135,809
Medtronic PLC	11,699	927,380
QIAGEN NV(a)	1,951	80,303
ResMed, Inc.	1,652	260,570
Revvity, Inc.	913	81,166
STERIS PLC	3,002	603,222
Stryker Corp.	4,568	1,353,635
Teleflex, Inc.(b)	431	97,272
The Cooper Companies, Inc.	514	173,177
Thermo Fisher Scientific, Inc.	4,685	2,322,635
Waters Corp.(a)	598	167,805
West Pharmaceutical Services, Inc.	652	228,696
Zimmer Biomet Holdings, Inc.	2,981	346,720
		15,001,368

Healthcare - Services - 1.8%
Centene Corp.(a)	8,155	600,860
Elevance Health, Inc.	2,724	1,306,131
Fortrea Holdings, Inc.(a)	719	21,167
HCA Healthcare, Inc.	2,455	614,928
Humana, Inc.	1,282	621,591
IQVIA Holdings, Inc.(a)	2,227	476,801
Laboratory Corp of America Holdings	719	155,958
Molina Healthcare, Inc.(a)	693	253,333
Quest Diagnostics, Inc.	890	122,135
UnitedHealth Group, Inc.	10,670	5,900,190
		10,073,094

Home Builders - 0.2%
D.R. Horton, Inc.	3,548	452,973
Lennar Corp. - Class A	2,993	382,865
NVR, Inc.(a)	38	233,905
PulteGroup, Inc.	2,451	216,717
		1,286,460

Household Products & Wares - 0.2%
Avery Dennison Corp.	859	167,076
Church & Dwight Co., Inc.(b)	2,211	213,649
Kimberly-Clark Corp.	3,158	390,739
The Clorox Co.	1,240	177,754
		949,218

Insurance - 2.8%
Aflac, Inc.	4,720	390,391
American International Group, Inc.	7,319	481,663
Aon PLC - Class A	2,491	818,269
Arch Capital Group Ltd.(a)	3,592	300,614
Arthur J Gallagher & Co.(b)	2,334	581,166
Berkshire Hathaway, Inc. - Class B(a)	15,368	5,532,480
Brown & Brown, Inc.	3,182	237,823
Chubb Ltd.	4,136	948,923
Cincinnati Financial Corp.	1,340	137,739
CNA Financial Corp.	2,514	105,915
Everest Group Ltd.	445	182,695
Globe Life, Inc.	968	119,190
Markel Group, Inc.(a)	179	257,597
Marsh & McLennan Company, Inc.	4,748	946,846
MetLife, Inc.	8,497	540,664
Principal Financial Group, Inc.(b)	4,634	342,128
Prudential Financial, Inc.	4,336	423,974
The Allstate Corp.	2,942	405,614
The Hartford Financial Services Group, Inc.	2,968	231,979
The Progressive Corp.	10,770	1,766,603
The Travelers Companies, Inc.	2,308	416,871
W.R. Berkley Corp.	3,678	266,839
Willis Towers Watson PLC	974	239,896
		15,675,879

Internet - 13.8%
Airbnb, Inc. - Class A(a)	15,885	2,006,911
Alphabet, Inc. - Class C(a)	59,438	7,959,936
Alphabet, Inc. - Class A(a)	59,318	7,861,414
Amazon.com, Inc.(a)	266,735	38,967,315
Booking Holdings, Inc.(a)	1,018	3,181,963
CDW Corp.	1,582	333,612
DoorDash, Inc. - Class A(a)(b)	3,879	364,548
eBay, Inc.(b)	3,661	150,138
Etsy, Inc.(a)(b)	1,063	80,586
Expedia Group, Inc.(a)	7,077	963,746
Gen Digital, Inc.	8,192	180,879
GoDaddy, Inc. - Class A(a)	1,822	182,309
Match Group, Inc.(a)	3,523	114,075
Meta Platforms, Inc. - Class A(a)	17,472	5,715,965
Netflix, Inc.(a)	4,472	2,119,594
Okta, Inc.(a)	3,454	231,591
Palo Alto Networks, Inc.(a)	13,501	3,984,010
Pinterest, Inc. - Class A(a)	7,271	247,723
Snap, Inc. - Class A(a)	14,150	195,695
Spotify Technology SA(a)	1,166	215,838
Uber Technologies, Inc.(a)	31,012	1,748,457
VeriSign, Inc.(a)	1,001	212,412
		77,018,717

Iron & Steel - 0.2%
Nucor Corp.	2,605	442,772
Reliance Steel & Aluminum Co.	735	202,316
Steel Dynamics, Inc.	2,128	253,509
		898,597

Leisure Time - 0.2%
Carnival Corp.(a)	35,148	529,329
Royal Caribbean Cruises Ltd.(a)	7,845	843,024
		1,372,353

Lodging - 0.6%
Hilton Worldwide Holdings, Inc.	7,046	1,180,346
Las Vegas Sands Corp.	9,867	455,066
Marriott International, Inc. - Class A	6,888	1,396,198
MGM Resorts International	5,666	223,467
		3,255,077

Machinery - Construction & Mining - 0.3%
Caterpillar, Inc.	6,375	1,598,340

Machinery - Diversified - 0.6%
Deere & Co.	4,401	1,603,768
Dover Corp.	1,461	206,235
IDEX Corp.	941	189,781
Ingersoll Rand, Inc.	5,225	373,222
Otis Worldwide Corp.	3,523	302,238
Rockwell Automation, Inc.	1,189	327,498
Westinghouse Air Brake Technologies Corp.	2,091	243,727
Xylem, Inc.	1,899	199,642
		3,446,111

Media - 1.1%
Charter Communications, Inc. - Class A(a)	1,452	580,989
Comcast Corp. - Class A	43,178	1,808,726
FactSet Research Systems, Inc.	504	228,544
Liberty Broadband Corp. - Class C(a)	1,181	98,165
Paramount Global - Class B(b)	5,101	73,301
Sirius XM Holdings, Inc.(b)	39,073	182,862
The Walt Disney Co.(a)	25,723	2,384,264
Warner Bros Discovery, Inc.(a)(b)	48,457	506,376
		5,863,227

Mining - 0.3%
Freeport-McMoRan, Inc.	14,921	556,851
Newmont Corp.	11,805	474,443
Southern Copper Corp.(b)	6,919	497,684
		1,528,978

Miscellaneous Manufacturers - 0.9%
3M Co.	5,098	505,059
Axon Enterprise, Inc.(a)	1,977	454,453
General Electric Co.	18,904	2,302,508
Illinois Tool Works, Inc.	3,249	786,940
Parker-Hannifin Corp.	1,557	674,461
Teledyne Technologies, Inc.(a)	700	282,072
Textron, Inc.	2,120	162,519
		5,168,012

Office & Business Equipment - 0.0%(c)
Zebra Technologies Corp. - Class A(a)	524	124,178

Oil & Gas - 6.7%
Chevron Corp.	48,193	6,920,515
ConocoPhillips	36,614	4,231,480
Coterra Energy, Inc.	27,529	722,636
Devon Energy Corp.	15,338	689,750
Diamondback Energy, Inc.	4,156	641,728
EOG Resources, Inc.	13,092	1,611,232
Exxon Mobil Corp.	94,187	9,676,773
Hess Corp.	9,477	1,332,087
Marathon Oil Corp.	16,321	415,043
Marathon Petroleum Corp.	20,599	3,073,165
Occidental Petroleum Corp.(b)	26,127	1,545,412
Phillips 66	20,740	2,673,179
Pioneer Natural Resources Co.	6,235	1,444,275
Valero Energy Corp.	18,450	2,312,892
		37,290,167

Oil & Gas Services - 0.5%
Baker Hughes Co.	13,540	456,975
Halliburton Co.	18,297	677,538
Schlumberger NV	26,830	1,396,233
		2,530,746

Packaging & Containers - 0.1%
Ball Corp.(b)	3,297	182,291
Packaging Corp of America	1,003	168,514
		350,805

Pharmaceuticals - 4.4%
AbbVie, Inc.	20,126	2,865,741
Becton Dickinson & Co.	2,831	668,626
Bristol-Myers Squibb Co.	25,288	1,248,721
Cardinal Health, Inc.	2,017	215,980
Cencora, Inc.	2,211	449,651
CVS Health Corp.	16,340	1,110,303
Dexcom, Inc.(a)	6,878	794,547
Eli Lilly & Co.	8,057	4,762,009
Johnson & Johnson	25,668	3,969,813
McKesson Corp.	1,793	843,714
Merck & Co., Inc.	32,492	3,329,780
Pfizer, Inc.	79,342	2,417,551
The Cigna Group	3,120	820,186
Viatris, Inc.	20,361	186,914
Zoetis, Inc.(b)	4,493	793,778
		24,477,314

Pipelines - 0.7%
Cheniere Energy, Inc.	9,189	1,673,775
Kinder Morgan, Inc.	28,798	505,981
ONEOK, Inc.	7,663	527,598
Targa Resources Corp.	8,413	760,956
The Williams Companies, Inc.	13,973	514,067
		3,982,377

Private Equity - 0.4%
Ares Management Corp. - Class A(b)	2,158	242,236
Blackstone, Inc.(b)	8,275	929,861
KKR & Co., Inc.	11,145	845,237
		2,017,334

Real Estate - 0.0%(c)
CBRE Group, Inc. - Class A(a)	3,046	240,512

Retail - 3.7%
AutoZone, Inc.(a)	185	482,837
Best Buy Co., Inc.(b)	1,661	117,831
Burlington Stores, Inc.(a)	554	93,953
CarMax, Inc.(a)(b)	1,309	83,697
Chipotle Mexican Grill, Inc.(a)	301	662,877
Costco Wholesale Corp.	5,210	3,088,175
Darden Restaurants, Inc.(b)	1,418	221,874
Dollar General Corp.	2,297	301,183
Dollar Tree, Inc.(a)(b)	2,217	273,999
Domino's Pizza, Inc.	337	132,404
Genuine Parts Co.	1,712	227,319
Lowe's Companies, Inc.	5,514	1,096,349
McDonald's Corp.	6,601	1,860,426
O'Reilly Automotive, Inc.(a)	605	594,340
Ross Stores, Inc.	3,045	397,007
Starbucks Corp.	11,963	1,187,926
Target Corp.	4,410	590,102
The Home Depot, Inc.	10,000	3,134,900
The TJX Companies, Inc.	11,448	1,008,683
Tractor Supply Co.(b)	1,210	245,642
Ulta Beauty, Inc.(a)	629	267,948
Walgreens Boots Alliance, Inc.(b)	9,031	180,078
Walmart, Inc.	27,591	4,295,644
Yum! Brands, Inc.	2,633	330,573
		20,875,767

Semiconductors - 6.9%
Advanced Micro Devices, Inc.(a)	41,855	5,071,152
Analog Devices, Inc.	13,412	2,459,493
Applied Materials, Inc.	8,134	1,218,311
Broadcom, Inc.	6,551	6,064,457
GLOBALFOUNDRIES, Inc.(a)(b)	20,681	1,110,363
Intel Corp.	26,864	1,200,821
KLA Corp.	1,834	998,833
Lam Research Corp.	1,424	1,019,470
Marvell Technology, Inc.	36,582	2,038,715
Microchip Technology, Inc.	10,569	881,877
Micron Technology, Inc.	8,199	624,108
Monolithic Power Systems, Inc.	1,073	588,777
NVIDIA Corp.	22,949	10,733,247
ON Semiconductor Corp.(a)(b)	6,658	474,915
Qorvo, Inc.(a)	732	70,638
QUALCOMM, Inc.	14,586	1,882,323
Skyworks Solutions, Inc.	1,616	156,639
Teradyne, Inc.(b)	1,186	109,385
Texas Instruments, Inc.	10,233	1,562,681
		38,266,205

Software - 12.4%
Adobe, Inc.(a)	5,752	3,514,530
Akamai Technologies, Inc.(a)	1,654	191,087
ANSYS, Inc.(a)	1,019	298,934
Aspen Technology, Inc.(a)(b)	1,185	223,088
Atlassian Corp. - Class A(a)	3,609	689,139
Autodesk, Inc.(a)	2,983	651,577
Broadridge Financial Solutions, Inc.	1,185	229,677
Cadence Design Systems, Inc.(a)	3,938	1,076,137
Cloudflare, Inc. - Class A(a)	9,721	749,975
Datadog, Inc. - Class A(a)	12,610	1,469,948
DocuSign, Inc.(a)	5,914	254,893
Electronic Arts, Inc.	3,796	523,886
Fair Isaac Corp.(a)	230	250,148
Fidelity National Information Services, Inc.	4,260	249,806
Fiserv, Inc.(a)	8,931	1,166,478
HubSpot, Inc.(a)	1,045	516,157
Intuit, Inc.	4,235	2,420,133
Jack Henry & Associates, Inc.	717	113,781
Microsoft Corp.	75,188	28,489,484
MongoDB, Inc.(a)(b)	1,520	631,925
MSCI, Inc.	1,032	537,517
Oracle Corp.	31,514	3,662,242
Palantir Technologies, Inc. - Class A(a)	43,865	879,493
Paychex, Inc.	4,088	498,613
Paycom Software, Inc.	1,082	196,556
PTC, Inc.(a)(b)	1,179	185,527
Roper Technologies, Inc.	882	474,737
Salesforce, Inc.(a)	33,478	8,433,108
ServiceNow, Inc.(a)	5,966	4,091,125
Snowflake, Inc. - Class A(a)	8,532	1,601,286
Splunk, Inc.(a)	4,838	733,151
SS&C Technologies Holdings, Inc.	2,824	158,878
Synopsys, Inc.(a)	2,019	1,096,781
Take-Two Interactive Software, Inc.(a)	3,284	519,529
Twilio, Inc. - Class A(a)	3,619	234,077
Tyler Technologies, Inc.(a)	465	190,111
Unity Software, Inc.(a)(b)	6,083	179,509
Veeva Systems, Inc. - Class A(a)	1,889	329,272
Workday, Inc. - Class A(a)	2,856	773,176
Zoom Video Communications, Inc. - Class A(a)	8,133	551,661
		69,037,132

Telecommunications - 1.8%
Arista Networks, Inc.(a)	7,804	1,714,617
AT&T, Inc.	69,579	1,152,924
Cisco Systems, Inc.	42,981	2,079,421
Corning, Inc.	8,389	239,003
Motorola Solutions, Inc.	1,931	623,462
T-Mobile US, Inc.	16,937	2,548,171
Ubiquiti, Inc.(b)	583	65,448
Verizon Communications, Inc.	40,564	1,554,818
		9,977,864

Transportation - 1.0%
C.H. Robinson Worldwide, Inc.(b)	1,013	83,117
CSX Corp.	23,874	771,130
Expeditors International of Washington, Inc.(b)	1,372	165,106
FedEx Corp.	2,423	627,145
J.B. Hunt Transport Services, Inc.	1,395	258,452
Norfolk Southern Corp.	2,623	572,234
Old Dominion Freight Line, Inc.	1,505	585,535
Union Pacific Corp.	7,093	1,597,840
United Parcel Service, Inc. - Class B	7,547	1,144,201
		5,804,760

Water - 0.0%(c)
American Water Works Co., Inc.	1,654	218,063
TOTAL COMMON STOCKS (Cost $476,796,887)		543,692,850

REAL ESTATE INVESTMENT TRUSTS - 2.1%
REITS - 2.1%
Alexandria Real Estate Equities, Inc.(b)	2,266	247,900
American Tower Corp.	5,458	1,139,521
AvalonBay Communities, Inc.(b)	1,448	250,417
Crown Castle, Inc.	5,905	692,538
Digital Realty Trust, Inc.	2,562	355,554
Equinix, Inc.	1,091	889,176
Equity Residential	3,617	205,590
Essex Property Trust, Inc.	640	136,614
Extra Space Storage, Inc.	1,815	236,259
Healthpeak Properties, Inc.	5,212	90,272
Host Hotels & Resorts, Inc.	33,311	581,943
Invitation Homes, Inc.	8,225	274,386
Iron Mountain, Inc.	3,204	205,537
Mid-America Apartment Communities, Inc.	1,297	161,451
NET Lease Office Properties(a)	165	2,691
Prologis, Inc.	12,460	1,432,029
Public Storage	2,827	731,515
Realty Income Corp.(b)	17,733	956,873
SBA Communications Corp.	1,691	417,609
Simon Property Group, Inc.	3,288	410,638
Sun Communities, Inc.	1,831	236,822
UDR, Inc.(b)	4,344	145,090
Ventas, Inc.	2,711	124,272
VICI Properties, Inc.	29,232	873,744
W.P. Carey, Inc.(b)	2,514	156,471
Welltower, Inc.(b)	7,192	640,807
Weyerhaeuser Co.	6,451	202,239
		11,797,958
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,708,049)		11,800,649

CONTINGENT VALUE RIGHTS - 0.0%
Healthcare - Products - 0.0%
ABIOMED, Inc.(d)	455	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 4.6%
Investments Purchased with Proceeds from Securities Lending - 4.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(e)	24,452,147	24,452,147

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.29%(e)	1,206,357	1,206,357
TOTAL SHORT-TERM INVESTMENTS (Cost $25,658,504)		25,658,504

TOTAL INVESTMENTS - 104.2% (Cost $515,163,440)		$581,149,312
Liabilities in Excess of Other Assets - (4.2)%		(23,360,223)
TOTAL NET ASSETS - 100.0%		$557,789,089

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan as of November 30, 2023. The total market value of these securities was $23,906,656 which represented 4.3% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2023.

(e)	The rate shown represents the annualized seven-day effective yield as of November 30, 2023.

Summary of Fair Value Exposure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

SoFi Select 500 ETF

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$543,695,541	$–	$–		$543,695,541
Real Estate Investment Trusts	11,795,267	–	–		11,795,267
Contingent Value Rights	–	–	0	(a)	0
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–		24,452,147
Money Market Funds	1,206,357	–	–		1,206,357
Total Investments	$556,697,165	$–	$0		$581,149,312

Refer to the Schedule of Investments for industry classifications.

Common Stock
Balance as of February 28, 2023	$0(a)
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of November 30, 2023	$0

Change in unrealized appreciate/depreciation during the period for Level 3 investments held at November 30, 2023:	$0

(a)	The Level 3 securities (Contingent Value Rights) are fair valued at $0 due to lack of market activity.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.